CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 24		$ 36
Ordinary shares, par value per share		0.015		0.015
Ordinary shares, shares authorized	16,333,333	16,333,333	16,333,333	16,333,333
Ordinary shares, shares issued	8,988,396	8,988,396	8,918,647	8,918,647
Ordinary shares, shares outstanding	8,988,396	8,988,396	8,918,647	8,918,647